OTHER NON-CURRENT LIABILITIES (Details) - CAD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Contract liabilities (Note 12)	$ 126.8	$ 99.8
Share-based payments liabilities (Note 26)	40.3	51.3
Royalty obligations	66.1	74.4
Other	35.2	30.0
Other non-current liabilities	$ 268.4	$ 255.5